AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 94.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	674,282	$7,464,298
(cost $6,999,042)

Short-Term Investment — 1.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $135,091)	135,091	135,091

TOTAL INVESTMENTS—96.5% (cost $7,134,133)(wa)		7,599,389

Other assets in excess of liabilities(z) — 3.5%		276,081

Net Assets — 100.0%		$7,875,470

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
99	10 Year U.S. Ultra Treasury Notes	Dec. 2025	$11,392,735	$101,837
Short Positions:
8	2 Year U.S. Treasury Notes	Dec. 2025	1,667,188	(1,087)
29	5 Year U.S. Treasury Notes	Dec. 2025	3,166,664	1,560
35	10 Year U.S. Treasury Notes	Dec. 2025	3,937,500	(6,546)
4	20 Year U.S. Treasury Bonds	Dec. 2025	466,375	(6,662)
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	600,313	(14,351)
				(27,086)
				$74,751
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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